CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) - USD ($) $ in Thousands		12 Months Ended
	Nov. 19, 2021	Dec. 31, 2021	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of Cash Flows [Abstract]
Adjustments to additional paid in capital, reverse recapitalization transaction	$ 30,422	$ 30,422
As included in the Consolidated Balance Sheets:
Cash and cash equivalents		96,661	$ 71,974	$ 17,356	$ 45
Restricted cash and cash equivalents		4,416	4,416	0	0
Total cash and cash equivalents and restricted cash and cash equivalents as shown in the Consolidated Statements of Cash Flows		$ 101,077	$ 76,390	$ 17,356	$ 45	$ 2,137